Capitalized Software - Narrative (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Research and Development [Abstract]
Amortization	$ 0.9	$ 0.6	$ 2.4	$ 1.7	$ 2.4	$ 1.2